Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		Nov. 12, 2021	Aug. 31, 2021	May 31, 2021	Oct. 31, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Aggregate maximum commitment amount						$ 6,108,785
Payment Date			Sep. 15, 2021	Jun. 15, 2021
Series A Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	[1]		$ 0.44	$ 0.30
Aggregate Payment			$ 2,625	$ 1,808
Subsequent Event
Subsequent Event [Line Items]
Cash dividend declared per common shares		$ 0.25
Payment Date		Dec. 15, 2021
Subsequent Event | Series A Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share		$ 0.44
Aggregate Payment		$ 2,625
Subsequent Event | Series B Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share		$ 0.49
Aggregate Payment		$ 2,917
Subsequent Event | Seven-year Fixed Rate Term Loan
Subsequent Event [Line Items]
Aggregate maximum commitment amount					$ 209,000
Long-term debt, term					7 years
Fixed interest rate					2.90%

[1]	Rounded to the nearest whole cent.